Research And Development, Net	12 Months Ended
Dec. 31, 2021
Research and Development Expense [Abstract]
Research And Development, Net	RESEARCH AND DEVELOPMENT, NET

	Year Ended December 31, 2021	Year Ended December 31, 2020	Year Ended December 31, 2019
Total expenses	$447,852	$428,198	$368,652
Less - grants and participations	(52,765)	(68,453)	(36,895)
	$395,087	$359,745	$331,757